VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA Y

File No. 811-21858, CIK:00001114805

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA Y, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Transamerica Series Trust, AIM Variable Insurance Funds(Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series and MFS Variable Insurance Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act. Pursuant to Rule 30d-1 under the Act the following annual reports were filed with the Commission via EDGAR:

•	On 3/3/2011, Transamerica Series Trust filed its annual report with the Commission via Edgar (CIK000778207);

•	On 2/25/2011 , AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its annual report with the Commission via Edgar (0000896435);

•	On 2/24/2011, AllianceBernstein Variable Products Series Fund, Inc filed its annual report with the Commission via Edgar (0000825316);

•	On 2/25/2011 and 2/22/2011, Fidelity Variable Insurance Products Fund filed its annual report with the Commission via Edgar (0000356494,0000831016,0000927384)

•	On 3/3/2011, Franklin Templeton Variable Insurance Products Trust filed its annual report with the Commission via Edgar (0000837274):

•	On 2/28/2011, Janus Aspen Series filed its annual report with the Commission via Edgar (0000906185)

•	On 3/2/2011, MFS Variable Insurance Trust filed its annual report with the Commission via Edgar (0000918571)

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith, Vice President

Transamerica Life Insurance Company